Note 10 - Share Capital - Reserves (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Balance	$ 132,413	$ 135,091
Options exercised	34	2,188
Restricted share rights vested	0	0
Share-based compensation	2,298	3,287
Balance	115,161	132,413
Reserve of share-based payments [member] | Restricted share rights [member]
Statement Line Items [Line Items]
Balance	0	35
Options exercised	0	0
Restricted share rights vested	(505)	(416)
Share-based compensation	523	381
Balance	18	0
Reserve of share-based payments [member] | Share options 1 [member]
Statement Line Items [Line Items]
Balance	9,952	8,354
Options exercised	(967)	(805)
Restricted share rights vested	0	0
Share-based compensation	1,506	2,403
Balance	10,491	9,952
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance	3,541	3,541
Options exercised	0	0
Restricted share rights vested	0	0
Share-based compensation	0	0
Balance	3,541	3,541
Capital reserve [member]
Statement Line Items [Line Items]
Balance	13,493	11,930
Options exercised	(967)	(805)
Restricted share rights vested	(505)	(416)
Share-based compensation	2,029	2,784
Balance	$ 14,050	$ 13,493